Share Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Based Compensation
21	Share based compensation
(a)	Share-based compensation plans of the Company

The Group has adopted three share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme and the 2017 Option Plan.

(i)	2014 Share Incentive Plan

2014 Share Incentive Plan was approved by the then board of directors of the Company in October 2014 prior to the Reverse Acquisition. According to the 2014 Share Incentive Plan, 96,704,847 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee directors, and consultants as determined by the board of directors of the Company. The options will be exercisable only if option holder continues employment or provide services through each vesting date. The maximum term of any issued stock option is ten years from the grant date.

Some granted options follow the first category vesting schedule, one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter. Some granted options follow the second category vesting schedule, one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years). For the third category vesting schedule, all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2016	-	-	-
Arising from business combination	98,821,647	0.25	2.04
Forfeited	(2,116,800)	0.29	1.98
Outstanding as of December 31, 2016	96,704,847	0.25	2.05
Vested and expected to vest as of December 31, 2016	87,734,832	0.24	2.04
Exercisable as of December 31, 2016	59,808,852	0.25	2.03
Non vested as of December 31, 2016	36,895,995	0.24	2.08
Outstanding as of January 1, 2017	96,704,847	0.25	2.05
Exercised	(39,262,654)	0.30	1.98
Forfeited	(3,943,920)	0.24	2.08
Outstanding As of December 31, 2017	53,498,273	0.21	2.09
Vested and expected to vest As of December 31, 2017	49,573,551	0.21	2.09
Exercisable As of December 31, 2017	33,196,944	0.18	2.11
Non vested As of December 31, 2017	20,301,329	0.26	2.06

21	Share based compensation (Continued)
(a)	Share-based compensation plans of the Company (Continued)
(i)	2014 Share Incentive Plan (Continued)

			Weighted-
		Weighted-	average grant
	Number of	average	date fair
	options	exercise price	value
		(US$)	(US$)
Outstanding as of January 1, 2018	53,498,273	0.21	2.09
Anti-dilution adjustments	4,731,938	-	-
Forfeited	(1,494,002)	0.24	2.05
Outstanding as of December 31, 2018	56,736,209	0.19	1.94
Vested and expected to vest as of December 31, 2018	55,921,341	0.19	1.94
Exercisable as of December 31, 2018	50,155,161	0.18	1.94
Non vested as of December 31, 2018	6,581,048	0.25	1.91

Note: The fair values of employee stock options were valued using the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	2016	2017
Risk free interest rate	1.5%	1.5%
Expected dividend yield	0%	0%
Expected volatility range	64%-65%	64%-65%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

The Binomial Model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date. The exercise multiples was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees.

21	Share based compensation (Continued)
(a)	Share-based compensation plans of the Company (Continued)
(i)	2014 Share Incentive Plan (Continued)

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price	Share options December 31, 2017	Share options December 31, 2018
March 1, 2015	February 28, 2025	US$0.000076	2,348,099	2,348,099
March 1, 2015	February 28, 2025	US$0.27	2,630,000	2,714,940
March 1, 2015	February 28, 2025	US$0.000076	11,924,136	12,945,345
March 1, 2015	February 28, 2025	US$0.27	9,939,200	10,776,631
March 30, 2015	March 29, 2025	US$0.27	3,444,042	3,748,650
July 1, 2015	June 30, 2025	US$0.27	200,000	75,100
October 1, 2015	September 30, 2025	US$0.27	780,600	791,880
December 31, 2015	December 30, 2025	US$0.27	2,933,281	3,036,686
December 31, 2015	December 30, 2025	US$0.000076	212,000	230,750
March 1, 2016	February 28, 2026	US$0.27	761,000	746,643
March 31, 2016	March 30, 2026	US$0.27	340,500	370,040
June 1, 2016	May 30, 2026	US$0.27	6,521,513	7,098,340
June 30, 2016	June 29, 2026	US$0.000076	600,000	653,070
June 30, 2016	June 29, 2026	US$0.27	10,863,902	11,200,035
Total			53,498,273	56,736,209
Weighted average remaining contractual life of options outstanding at end of period:			7.22	6.23

(ii)	2017 Restricted Share Scheme and 2017 Option Plan

Followed the completion of the Reverse Acquisition, the Company have reserved certain ordinary shares to be issued to any qualified employees of Tencent PRC Music Business transferred to the Group.

In October 2016, the Group agreed to grant certain restricted shares and share options of the Company to certain employees of Tencent PRC Music Business that transferred to the Group, mutual understanding of the key terms and conditions of relevant restricted shares and share options have been reached between the Company and qualified employees.

7,172,472 restricted shares and 12,034,480 share options have been granted during 2016 while formal grant letters were signed subsequently in May 2017. The Group recognizes the share-based compensation expenses of these restricted shares and share options since October 2016.

Pursuant to the restricted shares agreements under 2017 Restricted Share Scheme, subject to grantee's continued services to the Group through the applicable vesting date, some restricted shares follow the first category of vesting schedule, one-fourth(l/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after. Other granted restricted shares shall follow the second vesting schedule, half (1/2) shall vest six months after grant date, and the other half shall vest six months thereafter.

21	Share based compensation (Continued)
(a)	Share-based compensation plans of the Company (Continued)
(ii)	2017 Restricted Share Scheme and 2017 Option Plan (Continued)

Movements in the number of RSUs for the years ended December 31, 2017 and 2018 are as follows:

	Number of awarded shares
	Year ended December 31,
	2016	2017	2018
Outstanding as of January 1	-	7,172,472	8,141,664
Anti-dilution adjustments	-	-	719,968
Granted	7,172,472	1,234,514	5,335,010
Forfeited	-	(265,322)	(472,542)
Outstanding as of December 31	7,172,472	8,141,664	13,724,100
Expected to vest as of December 31	4,583,524	5,797,563	10,318,030

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the years ended December 31, 2016, 2017 and 2018 was US$2.14 per share (equivalent to approximately RMB13.98 per share), US$3.26 per share (equivalent to approximately RMB21.27 per share) and US$6.12 per share (equivalent to approximately RMB42.06 per share), respectively.

Share options granted are generally subject to a four batches vesting schedule as determined by the board of directors of the grant. One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year thereafter. The vested options shall become exercisable in the event of the Company’s completion of an IPO.

21	Share based compensation (Continued)

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2016	-	-	-
Granted	12,034,480	2.53	1.03
Outstanding as of December 31, 2016	12,034,480	2.53	1.03
Vested and expected to vest as of December 31, 2016	7,944,083	2.53	1.03
Exercisable as of December 31, 2016	-	-	-
Non vested as of December 31, 2016	12,034,480	2.53	1.03
Outstanding as of January 1, 2017	12,034,480	2.53	1.03
Granted	15,315,256	1.35	3.10
Forfeited	(388,350)	0.29	3.39
Outstanding as of December 31, 2017	26,961,386	1.89	2.17
Vested and expected to vest as of December 31, 2017	18,362,420	1.87	2.18
Exercisable as of December 31, 2017	-	-	-
Non vested as of December 31, 2017	26,961,386	1.89	2.17
Outstanding as of January 1, 2018	26,961,386	1.89	2.17
Anti-dilution adjustments	2,384,714	-	-
Granted	7,777,224	6.76	3.27
Forfeited	(1,037,021)	1.35	1.85
Outstanding as of December 31, 2018	36,086,303	2.75	2.24
Vested and expected to vest as of December 31, 2018	28,604,121	2.58	2.38
Exercisable as of December 31, 2018	7,252,971	1.76	1.75
Non vested as of December 31, 2018	28,833,332	3.00	2.47
(a)	Share-based compensation plans of the Company (Continued)
(ii)	2017 Restricted Share Scheme and 2017 Option Plan (Continued)

The fair value of share options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2016	2017	2018
Risk free interest rate	1.6%	2.1-2.5%	2.97%-3.21%
Expected dividend yield	0%	0%	0%
Expected volatility	55%	55%-60%	50%-60%
Exercise multiples	2.8	2.2-2.8	2.8
Contractual life	10 years	10 years	10 years

21Share based compensation (Continued)

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options As of December 31,
Grant Date	Expiry date	Exercise price	2017	2018
June 16, 2017	June 15, 2027	US$2.32	12,034,480	13,098,930
August 31, 2017	August 30,2027	US$0.27	7,666,803	7,768,593
December 20, 2017	December 19, 2027	US$2.32	7,260,103	7,902,280
April 16, 2018	April 15, 2028	US$4.04	-	1,300,000
October 17, 2018	October 16, 2028	US$7.14	-	6,016,500
Total			26,961,386	36,086,303
Weighted average remaining contractual life of options outstanding at end of year:			9.21	8.62

(b)	Share-based compensation plans of Tencent

Tencent operates a number of share-based compensation plans (including share option scheme and share award scheme) covering certain employees of the Group.

Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth (1/4) upon the first anniversary of the grant date, and one-fourth (1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth (1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth (1/5) every year after.

21	Share based compensation (Continued)
(b)	Share-based compensation plans of Tencent (Continued)

RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third (1/3) or one-fourth (1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant. Movements in the number of share options of Tencent relevant to the Group outstanding is as follows:

			Weighted-
		Average	average grant
	Number of	exercise price	date fair value
	shares	(HK$)	(HK$)
Outstanding as of January 1, 2016	67,500	55.18	50.90
Granted	53,160	174.86	55.42
Exercised	(35,000)	54.14	51.09
Outstanding as of December 31, 2016	85,660	129.88	53.63
Vested and expected to vest as of December 31, 2016	67,803	119.12	53.52
Exercisable as of December 31, 2016	22,500	26.08	56.00
Non vested as of December 31, 2016	63,160	166.85	52.79
Outstanding as of January 1, 2017	85,660	129.88	53.63
Granted	32,410	272.36	81.70
Exercised	(32,735)	64.88	53.28
Outstanding as of December 31, 2017	85,335	208.93	64.43
Vested and expected to vest as of December 31, 2017	57,795	208.52	64.25
Exercisable as of December 31, 2017	8,055	174.86	55.42
Non vested as of December 31, 2017	77,280	212.48	65.37
Outstanding as of January 1, 2018	85,335	208.93	64.43
Exercised	(10,235)	150.16	47.30
Outstanding as of December 31, 2018	75,100	216.94	66.76
Vested and expected to vest as of December 31, 2018	63,462	214.53	66.11
Exercisable as of December 31, 2018	24,212	207.49	64.21
Non vested as of December 31, 2018	50,888	221.43	67.97

The fair values of employee stock options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model for the years ended December 31, 2016 and 2017 are presented below:

	Year ended December 31,
	2016	2017
Risk free interest rate	0.69%	1.39%
Expected dividend yield	0.32%	0.33%
Expected volatility range	35%	30%
Exercise multiples	2.5	7
Contractual life	7 years	7 years

21	Share based compensation (Continued)
(b)	Share-based compensation plans of Tencent (Continued)

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options
			As of December 31,
Grant Date	Expiry date	Exercise price	2017	2018
July 10, 2014	July 9, 2021	HK$124.30	5,000	-
July 6, 2016	July 5, 2023	HK$174.86	47,925	42,690
July 10, 2017	July 9, 2024	HK$272.36	32,410	32,410
Total			85,335	75,100

Movements in the number of awarded shares for the years ended December 31, 2017 and 2018 are as follows:

	Number of awarded shares Year ended December 31,
	2016	2017	2018
Outstanding as of January 1	797,355	731,814	430,418
Granted	222,800	24,503	-
Forfeited	(1,707)	(9,013)	(4,718)
Vested and transferred	(286,634)	(316,886)	(237,752)
Outstanding as of December 31	731,814	430,418	187,948
Expected to vest as of December 31	658,633	361,943	166,321

The fair value of the awarded shares was calculated based on the market price of the Tencent’s shares at the respective grant date. The expected dividends during the vesting period have been taken into account when assessing the fair value of these awarded shares.

The weighted average fair value of awarded shares granted during the years ended December 31, 2016 and 2017 was HK$172.56 per share (equivalent to approximately RMB144.25 per share) and HK$271.6 per share (equivalent to approximately RMB 227.03 per share), respectively.

The outstanding awarded shares as of December 31, 2018 were divided into two to five tranches on an equal basis as at their grant dates. The first tranche can be exercised immediately or after a specified period ranging from four months to four years from the grant date, and the remaining tranches will become exercisable in each subsequent year. The optionee may elect at any time while remains an employee, to exercise any part or all of the vested options before the expiry date.

(c)	Expected retention rate of grantees

The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. As at December 31, 2017 and 2018, the Expected Retention Rate of the Group was assessed to be 90%.